Nature of operations	12 Months Ended
Dec. 31, 2024
Nature of operations
Nature of operations

1. Nature of operations

Vox Royalty Corp. (“Vox” or the “Company”) was incorporated under the Business Corporations Act (Ontario). The Company’s registered office is 66 Wellington Street West, Suite 5300, TD Bank Tower Box 48, Toronto, ON, M5K 1E6, Canada. The Company’s common shares trade on the Toronto Stock Exchange (“TSX”) and on the Nasdaq Stock Market LLC (“Nasdaq”), under the ticker symbol “VOXR”.

Vox is a mining royalty company focused on growing the size of its royalty asset portfolio through accretive acquisitions. Approximately 85% of the Company’s royalty assets by royalty count are located in Australia, Canada and the United States. In the near and medium-term, the Company is prioritizing acquiring royalties on producing or near‑term producing assets (i.e. ranging from six months to three years from first production) to complement its existing portfolio of producing, development and exploration stage royalties.